SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Effect of adoption of ASC 606 on Financial statements) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2018 USD ($)	Jan. 01, 2018 CNY (¥)
Net revenue:
Net Revenue	$ 817,501	¥ 5,620,728	¥ 5,543,350	¥ 3,237,991
Operating costs and expenses:
Sales and marketing	367,373	2,525,876	2,921,236	1,571,038
Allowance for contract assets	97,135	667,846
Income tax expense	28,258	194,287	381,207	(13,949)
Net income	140,587	966,605	1,371,783	¥ 1,116,398
Assets:
Contract assets, net (net of allowance of nil and RMB 534,248 as of December 31, 2017 and 2018, respectively)	275,098				¥ 1,891,438
Contract cost	20,357				139,965
Deferred tax assets	26,781		801,089		184,136
Liabilities:
Deferred revenue	40,117		222,906		275,825
Accrued expenses and other liabilities	158,296		1,296,650		1,088,372
Refund liability	36,705				252,367
Deferred tax liabilities	73,144		11,277		502,903
Equity:
Retained earnings	$ 554,248		¥ 1,835,056		3,810,730
Balances without ASC 606 Adoption
Net revenue:
Net Revenue		4,564,523
Operating costs and expenses:
Sales and marketing		2,629,795
Income tax expense		75,824
Net income		592,790
Assets:
Deferred tax assets					99,749
Liabilities:
Deferred revenue					824,722
Accrued expenses and other liabilities					753,392
Equity:
Retained earnings					2,236,293
Impacts of ASC 606 Adoption
Effect of adoption of ASC 606 on financial statements
Increase in opening accumulated retained earnings						$ 200,000	¥ 1,200,000
Net revenue:
Net Revenue		(1,056,205)
Operating costs and expenses:
Sales and marketing		103,919
Allowance for contract assets		(667,846)
Income tax expense		(118,463)
Net income		¥ (373,815)
Assets:
Contract assets, net (net of allowance of nil and RMB 534,248 as of December 31, 2017 and 2018, respectively)					(1,891,438)
Contract cost					(139,965)
Deferred tax assets					(84,387)
Liabilities:
Deferred revenue					548,897
Accrued expenses and other liabilities					(334,980)
Refund liability					(252,367)
Deferred tax liabilities					(502,903)
Equity:
Retained earnings					¥ (1,574,437)